Investment in Affiliates	12 Months Ended
Mar. 31, 2015
Investment in Affiliates

12. Investment in Affiliates

Investment in affiliates at March 31, 2014 and 2015 consists of the following:

	Millions of yen
	2014	2015
Shares	¥288,445	¥368,989
Loans	8,880	9,098

	¥297,325	¥378,087

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥32,860 million and ¥38,918 million, respectively, as of March 31, 2014 and ¥38,916 million and ¥50,244 million, respectively, as of March 31, 2015.

In fiscal 2013, 2014 and 2015, the Company and its subsidiaries received dividends from affiliates of ¥10,221 million, ¥9,957 million and ¥18,186 million, respectively.

The balance of excess of cost over the underlying equity at acquisition dates of investment in affiliates amounted to ¥35,889 million and ¥50,977 million as of March 31, 2014 and 2015, respectively.

ORIX JREIT Inc., an equity method affiliate, entered into an asset management agreement and the like with one of the Company’s subsidiaries and paid fees of ¥1,743 million, ¥1,905 million and ¥2,433 million for fiscal 2013, 2014 and 2015, respectively.

In fiscal 2013, 2014 and 2015, the Company and certain subsidiaries sold to ORIX JREIT Inc., office buildings, commercial facilities other than office buildings, and condominiums mainly under operating leases. In fiscal 2013, 2014 and 2015, the subsidiaries recognized gains of ¥3,119 million, ¥2,261 million and ¥10,473 million respectively in earnings as operating leases. The related intercompany profits have been eliminated based on the Company’s proportionate share.

During fiscal 2013, the Company acquired 51% of the total number of outstanding shares of ORIX Credit Corporation (hereinafter, “ORIX Credit”), an equity method affiliate that operates a card loan business, from Sumitomo Mitsui Banking Corporation (hereinafter, “SMBC”), and ORIX Credit became a wholly-owned domestic subsidiary. As a result of this step acquisition of the interest in ORIX Credit, the Company remeasured its previously held equity interest to fair value, and recognized gains of ¥3,132 million in earnings as gains on sales of subsidiaries and affiliates and liquidation losses, net, based on ASC 805 (“Business Combinations”) for fiscal 2013. The remeasured fair value was calculated by reflecting the premium in the valuation that was based on the acquisition price paid to SMBC.

During fiscal 2014, the Company exercised its acquisition rights with respect to the type-2, type-4, type-7 and type-8 preferred stock of DAIKYO held by the Company. As a result, its voting rights in DAIKYO increased from 31.7% to 64.1% and DAIKYO became a consolidated subsidiary of the Company from an equity method affiliate. Through this step acquisition of the interest in DAIKYO, the Company remeasured its previously held equity interest to fair value, and recognized gains of ¥58,435 million in earnings as gains on sales of subsidiaries and affiliates and liquidation losses, net, based on ASC 805 (“Business Combinations”) for fiscal 2014. The remeasured fair value was calculated by reflecting the premium in the valuation that was based on the closing price as of exercise day.

During fiscal 2015, the Company sold 71.9% of the common shares of a consolidated subsidiary, STX Energy Co., Ltd. (presently GS E&R Corp., hereinafter, “STX Energy”) to a third-party. The Company retains a 25% interest in STX Energy, which became an equity method affiliate for fiscal 2015. The sale of the controlling interest resulted in a gain of ¥14,883 million and the remeasurement of the retained interest to its fair value resulted in a gain of ¥1,329 million, both of which were included in earnings as gains on sales of subsidiaries and affiliates and liquidation losses, net during fiscal 2015. The fair value of the retained interest was remeasured based on the sale proceed adjusted for a control premium.

Combined and condensed information relating to the affiliates for fiscal 2013, 2014 and 2015 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2013	2014	2015
Operations:
Total revenues	¥827,740	¥1,086,818	¥1,094,317
Income before income taxes	97,301	137,698	130,799
Net income	64,699	91,200	109,865

Financial position:
Total assets	¥5,237,184	¥5,704,862	¥6,897,921
Total liabilities	4,031,673	4,562,871	5,131,402
Total equity	1,205,511	1,141,991	1,766,519

The Company and its subsidiaries had no significant transactions with these companies except as described above.